Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of March 31, 2025	As of March 31, 2024
Buildings	$458,948	$461,262
Electronic equipment	126,520	123,109
Office equipment and furniture	212,481	221,780
Motor vehicles	236,794	237,988
Software	-	347,150
Leasehold improvements	159,714	160,519
Subtotal	1,194,457	1,551,808
Less: accumulated depreciation and amortization	(782,721)	(1,058,691)
Property and equipment, net	$411,736	$493,117